S000080208 [Member] Average Annual Total Returns		12 Months Ended	27 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	22.46%	[1]
AB US Large Cap Strategic Equities ETF
Prospectus [Line Items]
Average Annual Return, Percent		16.21%	21.96%	[1]
Performance Inception Date			Sep. 20, 2023
AB US Large Cap Strategic Equities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.04%	21.80%	[1]
Performance Inception Date	[2]		Sep. 20, 2023
AB US Large Cap Strategic Equities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	9.71%	17.19%	[1]
Performance Inception Date	[2]		Sep. 20, 2023

[1]	Inception date is 9/20/23.
[2]	After-tax returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.